UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $222,455 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       42    10000 SH       SOLE                    10000        0        0
ANNALY CAP MGMT INC            COM              035710409    27802  1602410 SH       SOLE                  1602410        0        0
AT&T INC                       COM              00206R102    20420   728479 SH       SOLE                   728479        0        0
CHEVRON CORP NEW               COM              166764100      523    13280 SH       SOLE                    13280        0        0
EXXON MOBIL CORP               COM              30231G102      228     3339 SH       SOLE                     3339        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234      750    30000 SH  PUT  SOLE                    30000        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408    26440  1000000 SH       SOLE                  1000000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      432    85500 SH       SOLE                    85500        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886    77550  2500000 SH       SOLE                  2500000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    24417    33977 SH  CALL SOLE                    33977        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2657    24760 SH       SOLE                    24760        0        0
SPDR TR                        UNIT SER 1       78462F103      755     5000 SH  PUT  SOLE                     5000        0        0
SPDR TR                        UNIT SER 1       78462F103     1228    17000 SH  CALL SOLE                    17000        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    19908   600900 SH       SOLE                   600900        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    19303   836000 SH       SOLE                   836000        0        0